UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02743

DWS Strategic Income Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2010 (Unaudited)

DWS Strategic Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 59.6%
Consumer Discretionary 7.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		225,000	220,500
8.75%, 6/1/2019		535,000	553,725
American Achievement Corp., 144A, 8.25%, 4/1/2012		115,000	114,713
Ameristar Casinos, Inc., 144A, 9.25%, 6/1/2014		580,000	598,850
Arcos Dorados BV, 144A, 7.5%, 10/1/2019 (b)		180,000	179,550
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		270,000	257,850
8.0%, 3/15/2014		115,000	115,298
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		295,000	295,000
Brunswick Corp., 144A, 11.25%, 11/1/2016 (b)		225,000	252,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		190,000	41,800
Carrols Corp., 9.0%, 1/15/2013		120,000	121,800
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017 (b)		610,000	610,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 9.25%, 12/15/2017		80,000	81,800
Series B, 144A, 9.25%, 12/15/2017		125,000	128,750
CSC Holdings LLC:
6.75%, 4/15/2012 (b)		27,000	28,080
144A, 8.5%, 6/15/2015		710,000	750,825
DirecTV Holdings LLC, 7.625%, 5/15/2016		435,000	476,325
DISH DBS Corp.:
6.375%, 10/1/2011		1,825,000	1,898,000
6.625%, 10/1/2014		335,000	332,487
7.125%, 2/1/2016 (b)		620,000	621,550
Dollarama Group Holdings LP, 7.206% ***, 8/15/2012 (c)		196,000	197,960
Easton-Bell Sports, Inc., 144A, 9.75%, 12/1/2016		60,000	62,550
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		270,000	2,700
GameStop Corp., 8.0%, 10/1/2012 (b)		290,000	297,250
Gannett Co., Inc.:
144A, 8.75%, 11/15/2014 (b)		120,000	124,800
144A, 9.375%, 11/15/2017 (b)		240,000	252,000
Goodyear Tire & Rubber Co.:
7.857%, 8/15/2011 (b)		625,000	646,875
10.5%, 5/15/2016		120,000	130,200
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	233,531
Group 1 Automotive, Inc., 8.25%, 8/15/2013		115,000	115,288
Hanesbrands, Inc., 8.0%, 12/15/2016		120,000	123,000
Harrah's Operating Co., Inc., 11.25%, 6/1/2017 (b)		1,610,000	1,710,625
Hertz Corp., 8.875%, 1/1/2014		1,435,000	1,445,762
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		278,000	247,073
Kabel Deutschland GmbH, 10.625%, 7/1/2014		275,000	287,375
Lamar Media Corp., Series C, 6.625%, 8/15/2015		110,000	104,775
Levi Strauss & Co., 8.625%, 4/1/2013	EUR	450,000	630,164
Libbey Glass, Inc., 144A, 10.0%, 2/15/2015 (d)		135,000	136,688
Macy's Retail Holdings, Inc.:
5.35%, 3/15/2012		480,000	489,600
8.875%, 7/15/2015 (b)		45,000	49,050
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		370,000	367,225

MGM MIRAGE:
144A, 10.375%, 5/15/2014		195,000	214,013
144A, 11.125%, 11/15/2017		245,000	275,625
Neiman Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)		117,802	114,562
10.375%, 10/15/2015		415,000	406,700
Netflix, Inc., 144A, 8.5%, 11/15/2017		120,000	126,600
Norcraft Companies LP, 144A, 10.5%, 12/15/2015		520,000	540,800
Norcraft Holdings LP, 9.75%, 9/1/2012		257,000	249,290
Penn National Gaming, Inc., 144A, 8.75%, 8/15/2019		120,000	122,400
Penske Automotive Group, Inc., 7.75%, 12/15/2016		705,000	678,562
Pinnacle Entertainment, Inc.:
7.5%, 6/15/2015 (b)		410,000	379,250
144A, 8.625%, 8/1/2017		300,000	300,750
Reader's Digest Association, Inc., 9.0%, 2/15/2017 **		180,000	1,818
Sabre Holdings Corp., 8.35%, 3/15/2016		200,000	186,500
Seminole Hard Rock Entertainment, Inc., 144A, 2.754% ***, 3/15/2014		275,000	242,688
Seminole Indian Tribe of Florida, 144A, 7.804%, 10/1/2020		400,000	374,368
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		265,000	286,200
Simmons Co., 10.0%, 12/15/2014 **		725,000	59,813
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		550,000	555,500
Standard Pacific Corp., 10.75%, 9/15/2016		235,000	247,337
Time Warner Cable, Inc., 5.0%, 2/1/2020		980,000	956,744
Toys "R" Us, Inc., 7.375%, 10/15/2018		270,000	250,425
Travelport LLC:
4.881% ***, 9/1/2014		170,000	165,750
9.875%, 9/1/2014		355,000	373,637
11.875%, 9/1/2016		135,000	148,163
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		55,000	1,650
United Components, Inc., 9.375%, 6/15/2013		40,000	39,600
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	870,000	1,254,504
144A, 10.375%, 2/15/2015		175,000	183,969
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	1,065,000	1,461,855
144A, 8.0%, 11/1/2016	EUR	580,000	784,065
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		76,122	28,546
Videotron Ltd.:
6.875%, 1/15/2014		45,000	44,775
144A, 9.125%, 4/15/2018		225,000	241,875
WMG Acquisition Corp., 144A, 9.5%, 6/15/2016		210,000	225,225
Wyndham Worldwide Corp., 6.0%, 12/1/2016		1,710,000	1,655,707
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		1,165,000	8,155
Yum! Brands, Inc., 5.3%, 9/15/2019		1,080,000	1,116,083

			29,636,898
Consumer Staples 1.7%
Alliance One International, Inc., 144A, 10.0%, 7/15/2016 (b)		540,000	572,400
Altria Group, Inc., 10.2%, 2/6/2039		800,000	1,076,860
B&G Foods, Inc., 7.625%, 1/15/2018		140,000	141,400
Cott Beverages, Inc., 144A, 8.375%, 11/15/2017		120,000	123,300
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		175,000	181,125
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		470,000	438,275
General Nutrition Centers, Inc., 5.178% ***, 3/15/2014 (PIK)		145,000	134,488
Great Atlantic & Pacific Tea Co., Inc., 144A, 11.375%, 8/1/2015		290,000	283,475
Ingles Markets, Inc., 8.875%, 5/15/2017		320,000	331,600
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	672,787
Reynolds American, Inc., 6.75%, 6/15/2017		800,000	852,961

Rite Aid Corp.:
7.5%, 3/1/2017		175,000	161,000
144A, 10.25%, 10/15/2019		125,000	132,188
Smithfield Foods, Inc.:
7.75%, 7/1/2017		165,000	153,450
144A, 10.0%, 7/15/2014		420,000	457,275
SUPERVALU, Inc., 8.0%, 5/1/2016		175,000	175,000
Tops Markets LLC, 144A, 10.125%, 10/15/2015		605,000	624,662
Tyson Foods, Inc.:
7.85%, 4/1/2016		325,000	341,250
10.5%, 3/1/2014 (b)		195,000	225,225

			7,078,721
Energy 6.3%
Anadarko Petroleum Corp., 5.95%, 9/15/2016		572,000	618,582
Atlas Energy Operating Co., LLC:
10.75%, 2/1/2018		515,000	565,213
12.125%, 8/1/2017		360,000	406,800
Belden & Blake Corp., 8.75%, 7/15/2012		1,150,000	1,104,000
Berry Petroleum Co., 10.25%, 6/1/2014		235,000	257,325
Bill Barrett Corp., 9.875%, 7/15/2016 (b)		190,000	204,250
Bristow Group, Inc., 7.5%, 9/15/2017 (b)		260,000	261,950
Cenovus Energy, Inc., 144A, 5.7%, 10/15/2019		1,280,000	1,353,242
Chaparral Energy, Inc., 8.5%, 12/1/2015		615,000	531,975
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		270,000	255,825
6.875%, 1/15/2016		605,000	595,925
6.875%, 11/15/2020		160,000	154,000
7.25%, 12/15/2018 (b)		515,000	512,425
9.5%, 2/15/2015		975,000	1,062,750
Cloud Peak Energy Resources LLC:
144A, 8.25%, 12/15/2017		125,000	128,125
144A, 8.5%, 12/15/2019		115,000	119,600
Colorado Interstate Gas Co., 6.8%, 11/15/2015		115,000	130,783
Concho Resources, Inc., 8.625%, 10/1/2017		115,000	119,888
ConocoPhillips, 5.75%, 2/1/2019		857,000	934,859
Continental Resources, Inc., 144A, 8.25%, 10/1/2019		85,000	88,188
El Paso Corp.:
7.25%, 6/1/2018		280,000	287,713
7.75%, 6/15/2010		205,000	207,763
8.25%, 2/15/2016		170,000	183,175
9.625%, 5/15/2012		1,265,000	1,312,694
Enterprise Products Operating LLC:
5.25%, 1/31/2020		835,000	850,599
7.625%, 2/15/2012		205,000	227,369
EXCO Resources, Inc., 7.25%, 1/15/2011		355,000	355,000
Frontier Oil Corp.:
6.625%, 10/1/2011		180,000	180,000
8.5%, 9/15/2016 (b)		40,000	41,800
Holly Corp., 144A, 9.875%, 6/15/2017		450,000	477,000
Husky Energy, Inc., 7.25%, 12/15/2019		940,000	1,098,352
KCS Energy, Inc., 7.125%, 4/1/2012		945,000	942,637
Linn Energy LLC, 144A, 11.75%, 5/15/2017		340,000	386,750
Mariner Energy, Inc.:
7.5%, 4/15/2013		215,000	217,150
8.0%, 5/15/2017		265,000	259,038
Motiva Enterprises LLC, 144A, 5.75%, 1/15/2020		280,000	294,078
Newfield Exploration Co., 7.125%, 5/15/2018		660,000	668,250
Nexen, Inc., 6.2%, 7/30/2019		440,000	473,008

OPTI Canada, Inc.:
7.875%, 12/15/2014		1,215,000	1,054,012
8.25%, 12/15/2014		485,000	426,800
144A, 9.0%, 12/15/2012		115,000	117,875
Petrohawk Energy Corp.:
7.875%, 6/1/2015		115,000	117,875
9.125%, 7/15/2013		250,000	260,625
Plains Exploration & Production Co.:
7.0%, 3/15/2017		220,000	216,975
7.625%, 6/1/2018		435,000	441,525
8.625%, 10/15/2019		450,000	474,750
Quicksilver Resources, Inc.:
7.125%, 4/1/2016		640,000	607,200
11.75%, 1/1/2016		255,000	293,888
Regency Energy Partners LP:
8.375%, 12/15/2013		293,000	306,185
144A, 9.375%, 6/1/2016		800,000	867,000
Southwestern Energy Co., 7.5%, 2/1/2018		320,000	340,800
Stone Energy Corp.:
6.75%, 12/15/2014		430,000	391,300
8.625%, 2/1/2017		685,000	681,575
Whiting Petroleum Corp.:
7.25%, 5/1/2012		450,000	452,250
7.25%, 5/1/2013		70,000	70,875
Williams Companies, Inc., 8.125%, 3/15/2012		695,000	795,775

			25,785,366
Financials 18.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	488,700
American International Group, Inc., 29.05% ***, 6/27/2022		1,640,000	1,545,700
Antero Resources Finance Corp., 144A, 9.375%, 12/1/2017		180,000	188,100
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		280,800	98,280
Bank of America Corp., 7.625%, 6/1/2019		820,000	938,188
Berry Plastics Escrow LLC, 144A, 8.25%, 11/15/2015		540,000	545,400
BlackRock, Inc., Series 2, 5.0%, 12/10/2019		755,000	755,596
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014 **		115,000	19,550
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		605,000	617,100
Case New Holland, Inc., 144A, 7.75%, 9/1/2013		225,000	231,188
CEDC Finance Corp. International, Inc., 144A, 9.125%, 12/1/2016		250,000	262,500
Cemex Finance LLC, 144A, 9.5%, 12/14/2016		360,000	366,300
Citigroup Funding, Inc., 5.0% ***, 4/7/2013		1,470,000	1,420,902
Citigroup, Inc.:
6.5%, 8/19/2013		90,000	97,215
8.5%, 5/22/2019		833,000	971,223
CNA Financial Corp., 6.5%, 8/15/2016		857,000	879,694
Conproca SA de CV, REG S, 12.0%, 6/16/2010		218,595	227,295
Depfa ACS Bank, 144A, 8.799% ***, 10/6/2023		4,000,000	3,525,600
Discover Bank, 8.7%, 11/18/2019		1,710,000	1,867,565
DuPont Fabros Technology LP, (REIT), 144A, 8.5%, 12/15/2017		360,000	369,000
E*TRADE Financial Corp.:
7.375%, 9/15/2013		830,000	798,875
12.5%, 11/30/2017 (PIK)		515,000	594,825
Expro Finance Luxembourg SCA, 144A, 8.5%, 12/15/2016		240,000	238,800
FCE Bank PLC, 9.375%, 1/17/2014	EUR	600,000	863,096
Fibria Overseas Finance Ltd., 144A, 9.25%, 10/30/2019 (b)		180,000	201,150
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		145,000	146,772
7.375%, 2/1/2011		190,000	193,361
7.5%, 8/1/2012		2,500,000	2,532,672
8.125%, 1/15/2020 (b)		100,000	100,673
9.875%, 8/10/2011		1,155,000	1,208,379
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		210,000	235,200
General Electric Capital Corp.:
5.5%, 1/8/2020		1,360,000	1,346,868
6.0%, 8/7/2019		1,320,000	1,366,310
GMAC, Inc.:
6.875%, 9/15/2011		1,185,000	1,185,000
7.0%, 2/1/2012 (b)		915,000	908,137
7.25%, 3/2/2011		2,880,000	2,901,600
Hellas Telecommunications Finance SCA, 144A, 8.684% ***, 7/15/2015 (PIK)	EUR	209,167	32
Hellas Telecommunications Luxembourg V, 144A, 4.684% ***, 10/15/2012	EUR	400,000	424,269
Holcim US Finance Sarl & Cie SCS, 144A, 6.0%, 12/30/2019		790,000	831,596
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014		1,000,000	1,076,193
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014		1,000,000	995,000
Hutchison Whampoa Finance 09 Ltd., 4.75%, 11/14/2016	EUR	850,000	1,193,963
ICICI Bank Ltd., 144A, 5.5%, 3/25/2015		1,550,000	1,566,604
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		475,000	487,469
Intergas Finance BV, REG S, 6.875%, 11/4/2011		1,145,000	1,179,350
iPayment, Inc., 9.75%, 5/15/2014		165,000	139,838
Lincoln National Corp., 8.75%, 7/1/2019		833,000	1,012,320
Lloyds TSB Bank PLC, 144A, 5.8%, 1/13/2020		1,215,000	1,201,506
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,315,000	1,299,563
MetLife, Inc., 7.717%, 2/15/2019		820,000	983,642
Morgan Stanley, Series F, 5.625%, 9/23/2019		1,670,000	1,685,536
National Money Mart Co., 144A, 10.375%, 12/15/2016		655,000	691,025
New ASAT (Finance) Ltd., 9.25%, 2/1/2011 **		340,000	425
Nielsen Finance LLC:
Step-up Coupon, 0% to 8/1/2011, 12.5% to 8/1/2016		475,000	434,625
11.5%, 5/1/2016		80,000	89,600
NiSource Finance Corp., 6.125%, 3/1/2022		1,710,000	1,783,710
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014		700,000	651,000
Pacific Life Global Funding, 144A, 2.0% ***, 2/6/2016		1,739,000	1,652,554
Pinnacle Foods Finance LLC:
9.25%, 4/1/2015		280,000	281,400
144A, 9.25%, 4/1/2015		295,000	296,475
PNC Bank NA, 6.875%, 4/1/2018		820,000	913,787
Principal Financial Group, Inc., 8.875%, 5/15/2019		820,000	978,524
ProLogis, (REIT), 7.375%, 10/30/2019		1,340,000	1,388,487
Prudential Financial, Inc., Series D, 4.75%, 9/17/2015		1,000,000	1,043,468
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		39,000	41,145
Reynolds Group DL Escrow, Inc., 144A, 7.75%, 10/15/2016 (b)		450,000	453,375
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		1,050,000	1,340,753
Simon Property Group LP, (REIT), 5.65%, 2/1/2020		1,700,000	1,701,234
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)		620,000	628,525
8.375%, 3/15/2012		285,000	289,987
Teachers Insurance & Annuity Association of America, 144A, 6.85%, 12/16/2039		935,000	1,007,715
Terra Capital, Inc., 144A, 7.75%, 11/1/2019		450,000	468,000
Toyota Motor Credit Corp., 5.25%, 2/3/2012	EUR	3,350,000	4,923,282
Toys “R” Us Property Co. I, LLC, 144A, 10.75%, 7/15/2017		245,000	271,338
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		660,000	4,125
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016		820,000	861,125
UCI Holdco, Inc., 9.25% ***, 12/15/2013 (PIK)		316,563	292,029
UPC Germany GmbH:
144A, 8.125%, 12/1/2017		300,000	303,000
144A, 9.625%, 12/1/2019	EUR	455,000	635,589
Vale Overseas Ltd.:
5.625%, 9/15/2019		790,000	802,612
6.875%, 11/10/2039		830,000	847,540
Virgin Media Finance PLC:
8.75%, 4/15/2014		435,000	446,962
Series 1, 9.5%, 8/15/2016		1,365,000	1,446,900
Virgin Media Secured Finance PLC, 144A, 6.5%, 1/15/2018 (b)		2,215,000	2,179,006
Westpac Banking Corp., 4.875%, 11/19/2019		1,710,000	1,701,459
Wind Acquisition Finance SA:
144A, 11.0%, 12/1/2015	EUR	900,000	1,313,361
144A, 11.75%, 7/15/2017		500,000	543,750
144A, 12.0%, 12/1/2015 (b)		75,000	80,813

			77,102,400
Health Care 3.1%
CareFusion Corp., 144A, 6.375%, 8/1/2019		1,193,000	1,312,007
Community Health Systems, Inc., 8.875%, 7/15/2015		2,425,000	2,506,844
HCA, Inc.:
144A, 7.875%, 2/15/2020		2,020,000	2,075,550
144A, 8.5%, 4/15/2019		200,000	211,500
9.125%, 11/15/2014		595,000	620,287
9.25%, 11/15/2016		1,050,000	1,107,750
9.625%, 11/15/2016 (PIK)		415,000	439,900
144A, 9.875%, 2/15/2017		745,000	810,187
HEALTHSOUTH Corp., 10.75%, 6/15/2016		180,000	194,850
IASIS Healthcare LLC, 8.75%, 6/15/2014		1,180,000	1,197,700
Novasep Holding SAS, 144A, 9.625%, 12/15/2016	EUR	265,000	346,295
Talecris Biotherapeutics Holdings Corp., 144A, 7.75%, 11/15/2016 (b)		60,000	61,200
The Cooper Companies, Inc., 7.125%, 2/15/2015		385,000	378,263
Valeant Pharmaceuticals International, 144A, 8.375%, 6/15/2016		185,000	191,938
Vanguard Health Holding Co. II, LLC, 144A, 8.0%, 2/1/2018		360,000	351,450
Watson Pharmaceuticals, Inc., 6.125%, 8/15/2019		1,000,000	1,062,640

			12,868,361
Industrials 4.6%
Acco Brands Corp., 144A, 10.625%, 3/15/2015		90,000	98,550
Actuant Corp., 6.875%, 6/15/2017		150,000	145,875
ARAMARK Corp., 8.5%, 2/1/2015		365,000	365,912
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)		435,000	455,662
Belden, Inc.:
7.0%, 3/15/2017		195,000	189,638
144A, 9.25%, 6/15/2019		235,000	250,275
Bombardier, Inc., 144A, 6.75%, 5/1/2012		300,000	312,375
Cenveo Corp.:
144A, 8.875%, 2/1/2018 (d)		670,000	665,317
144A, 10.5%, 8/15/2016		215,000	225,750
Clean Harbors, Inc., 7.625%, 8/15/2016		185,000	187,775
Congoleum Corp., 8.625%, 8/1/2008 **		480,000	100,800
Corrections Corp. of America, 7.75%, 6/1/2017		285,000	292,838
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		90,000	93,825
Esco Corp., 144A, 4.129% ***, 12/15/2013		285,000	263,625
Goodrich Corp., 4.875%, 3/1/2020		855,000	868,074
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		175,000	175,000
Hutchison Whampoa International 09/19 Ltd., 144A, 5.75%, 9/11/2019		1,140,000	1,155,962
Iron Mountain, Inc., 8.375%, 8/15/2021 (b)		395,000	409,812
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		220,000	195,250
144A, 10.625%, 10/15/2016		300,000	319,500
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		530,000	522,050
7.625%, 12/1/2013		520,000	522,600
144A, 8.0%, 2/1/2018		595,000	586,075
Kansas City Southern Railway Co., 8.0%, 6/1/2015		395,000	406,356
McJunkin Red Man Corp., 144A, 9.5%, 12/15/2016		520,000	518,700
Meccanica Holdings USA, 144A, 6.25%, 1/15/2040		1,750,000	1,796,107
Mobile Mini, Inc., 9.75%, 8/1/2014		255,000	265,200
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		560,000	556,500
Owens Corning, Inc., 9.0%, 6/15/2019		1,198,000	1,377,332
Ply Gem Industries, Inc., 144A, 13.125%, 7/15/2014		260,000	260,000
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017 **		695,000	69,500
RailAmerica, Inc., 9.25%, 7/1/2017		207,000	219,420
RBS Global & Rexnord Corp.:
9.5%, 8/1/2014		315,000	315,787
11.75%, 8/1/2016 (b)		95,000	97,138
Spirit AeroSystems, Inc., 144A, 7.5%, 10/1/2017		175,000	176,313
Textron, Inc., 7.25%, 10/1/2019		833,000	909,234
Titan International, Inc., 8.0%, 1/15/2012		730,000	726,350
TransDigm, Inc.:
7.75%, 7/15/2014		115,000	115,863
144A, 7.75%, 7/15/2014 (b)		240,000	242,400
Triumph Group, Inc., 144A, 8.0%, 11/15/2017		60,000	60,750
United Rentals North America, Inc.:
6.5%, 2/15/2012		455,000	455,000
7.0%, 2/15/2014		570,000	530,812
9.25%, 12/15/2019 (b)		510,000	526,575
10.875%, 6/15/2016		250,000	272,813
USG Corp., 144A, 9.75%, 8/1/2014		220,000	233,200
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		290,000	287,825

			18,821,715
Information Technology 1.5%
Advanced Micro Devices, Inc.:
5.75%, 8/15/2012		159,000	156,218
6.0%, 5/1/2015		185,000	169,275
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		310,000	217,775
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		355,000	315,950
Jabil Circuit, Inc., 7.75%, 7/15/2016 (b)		145,000	154,425
JDA Software Group, Inc., 144A, 8.0%, 12/15/2014		120,000	124,200
L-3 Communications Corp.:
5.875%, 1/15/2015		1,470,000	1,488,375
Series B, 6.375%, 10/15/2015		270,000	273,375
MasTec, Inc., 7.625%, 2/1/2017		270,000	259,537
Seagate Technology International, 144A, 10.0%, 5/1/2014		120,000	137,400
SunGard Data Systems, Inc.:
10.25%, 8/15/2015		1,065,000	1,104,937
10.625%, 5/15/2015		300,000	326,250
Unisys Corp., 144A, 12.75%, 10/15/2014		395,000	458,200
Vangent, Inc., 9.625%, 2/15/2015		155,000	143,375
Xerox Corp., 6.75%, 12/15/2039		860,000	907,025

			6,236,317
Materials 7.1%
Appleton Papers, Inc., 144A, 11.25%, 12/15/2015		111,000	89,910
ArcelorMittal, 6.125%, 6/1/2018		1,250,000	1,300,761
ARCO Chemical Co., 9.8%, 2/1/2020 **		1,740,000	1,374,600
Ashland, Inc., 144A, 9.125%, 6/1/2017		275,000	299,750
Ball Corp.:
7.125%, 9/1/2016		135,000	140,738
7.375%, 9/1/2019		135,000	140,738
Clondalkin Acquisition BV, 144A, 2.254% ***, 12/15/2013		215,000	195,650
Compass Minerals International, Inc., 144A, 8.0%, 6/1/2019		235,000	244,400
CPG International I, Inc., 10.5%, 7/1/2013		520,000	508,300
Crown Americas LLC, 144A, 7.625%, 5/15/2017		230,000	235,750
Domtar Corp., 10.75%, 6/1/2017		230,000	266,800
Dow Chemical Co., 9.4%, 5/15/2039		1,640,000	2,162,665
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		995,000	999,975
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	598,850
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		580,000	627,850
8.375%, 4/1/2017		1,140,000	1,239,750
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		468,054	374,443
10.0%, 3/31/2015		460,160	368,128
Georgia Gulf Corp., 144A, 9.0%, 1/15/2017 (b)		60,000	61,650
Georgia-Pacific LLC:
144A, 7.0%, 1/15/2015		330,000	336,600
144A, 7.125%, 1/15/2017		180,000	184,500
144A, 8.25%, 5/1/2016		300,000	321,000
9.5%, 12/1/2011		1,380,000	1,507,650
Graphic Packaging International, Inc., 9.5%, 6/15/2017 (b)		630,000	672,525
Greif, Inc., 7.75%, 8/1/2019		995,000	1,027,337
Hexcel Corp., 6.75%, 2/1/2015		1,030,000	991,375
Huntsman International LLC, 144A, 6.875%, 11/15/2013	EUR	535,000	678,726
Innophos, Inc., 8.875%, 8/15/2014		100,000	102,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012 **		875,000	730,625
Koppers, Inc., 144A, 7.875%, 12/1/2019		365,000	372,300
Kronos International, Inc., 6.5%, 4/15/2013	EUR	150,000	167,420
Lumena Resources Corp., 144A, 12.0%, 10/27/2014		925,000	814,277
MeadWestvaco Corp., 7.375%, 9/1/2019		1,650,000	1,830,898
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		110,000	89,100
NewMarket Corp., 7.125%, 12/15/2016		455,000	450,450
Newmont Mining Corp., 5.125%, 10/1/2019		490,000	496,230
NewPage Corp., 11.375%, 12/31/2014 (b)		465,000	449,887
Novelis, Inc.:
7.25%, 2/15/2015		260,000	246,350
11.5%, 2/15/2015		295,000	319,337
Owens-Brockway Glass Container, Inc.:
6.75%, 12/1/2014	EUR	220,000	305,030
7.375%, 5/15/2016 (b)		418,000	434,720
Plastipak Holdings, Inc., 144A, 10.625%, 8/15/2019		85,000	93,500
Pliant Corp., 11.85%, 6/15/2009 **		5	4
Radnor Holdings Corp., 11.0%, 3/15/2010 **		100,000	10
Silgan Holdings, Inc., 7.25%, 8/15/2016		440,000	456,500
Solo Cup Co., 10.5%, 11/1/2013		265,000	278,250
Teck Resources Ltd.:
9.75%, 5/15/2014		200,000	228,500
10.25%, 5/15/2016		195,000	222,787
10.75%, 5/15/2019 (b)		780,000	918,450
The Mosaic Co., 144A, 7.375%, 12/1/2014		625,000	670,574
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		550,000	550,000
Weyerhaeuser Co., 7.375%, 10/1/2019		1,710,000	1,828,117
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)		331,861	283,741

			29,289,478
Telecommunication Services 5.7%
America Movil SAB de CV, 144A, 5.0%, 10/16/2019		833,000	821,051
BCM Ireland Preferred Equity Ltd., 144A, 7.714% ***, 2/15/2017 (PIK)	EUR	247,628	166,003
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		1,700,000	1,831,750
CenturyTel, Inc., Series P, 7.6%, 9/15/2039		833,000	872,638
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		255,000	255,638
8.375%, 1/15/2014 (b)		450,000	453,375
Clearwire Communications LLC, 144A, 12.0%, 12/1/2015 (b)		420,000	422,100
Cricket Communications, Inc.:
9.375%, 11/1/2014		1,730,000	1,721,350
10.0%, 7/15/2015 (b)		430,000	431,075
Crown Castle International Corp., 9.0%, 1/15/2015 (b)		565,000	612,319
Digicel Group Ltd., 144A, 8.25%, 9/1/2017		740,000	715,950
Frontier Communications Corp.:
6.25%, 1/15/2013		164,000	165,640
8.125%, 10/1/2018 (b)		250,000	251,875
GCI, Inc., 144A, 8.625%, 11/15/2019 (b)		90,000	93,150
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		112,247	61,736
Hughes Network Systems LLC, 9.5%, 4/15/2014		910,000	921,375
Intelsat Corp.:
9.25%, 8/15/2014		160,000	163,200
9.25%, 6/15/2016		1,915,000	1,991,600
Intelsat Jackson Holdings Ltd.:
144A, 8.5%, 11/1/2019		305,000	311,863
11.25%, 6/15/2016 (b)		15,000	15,938
Intelsat Subsidiary Holding Co., Ltd.:
8.875%, 1/15/2015 (b)		975,000	999,375
Series B, 144A, 8.875%, 1/15/2015		395,000	402,900
iPCS, Inc., 2.406% ***, 5/1/2013		110,000	102,300
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		2,290,000	2,304,312
Millicom International Cellular SA, 10.0%, 12/1/2013		1,010,000	1,042,825
Qwest Communications International, Inc.:
144A, 7.125%, 4/1/2018		295,000	287,625
144A, 8.0%, 10/1/2015 (b)		295,000	305,325
Qwest Corp.:
7.5%, 10/1/2014		1,608,000	1,696,440
7.875%, 9/1/2011		585,000	612,787
8.875%, 3/15/2012		130,000	139,588
SBA Telecommunications, Inc.:
144A, 8.0%, 8/15/2016		190,000	197,125
144A, 8.25%, 8/15/2019		115,000	120,750
Sprint Nextel Corp., 8.375%, 8/15/2017 (b)		990,000	965,250
Stratos Global Corp., 9.875%, 2/15/2013		150,000	157,500
Telesat Canada, 11.0%, 11/1/2015		820,000	916,350
Windstream Corp.:
7.0%, 3/15/2019		255,000	238,744
144A, 7.875%, 11/1/2017		815,000	804,812
8.625%, 8/1/2016		40,000	41,050

			23,614,684
Utilities 3.7%
AES Corp.:
8.0%, 6/1/2020		930,000	932,325
144A, 8.75%, 5/15/2013		2,222,000	2,266,440
AmerenEnergy Generating Co., 6.3%, 4/1/2020		1,000,000	1,025,613
CMS Energy Corp., 8.5%, 4/15/2011		880,000	933,657
Energy Future Holdings Corp.:
10.875%, 11/1/2017		980,000	774,200
11.25%, 11/1/2017 (PIK)		498,200	366,177
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		205,000	208,075
Kinder Morgan, Inc., 6.5%, 9/1/2012		1,005,000	1,043,944
Mirant Americas Generation LLC, 8.3%, 5/1/2011		980,000	998,375
Mirant North America LLC, 7.375%, 12/31/2013		150,000	149,250
NRG Energy, Inc.:
7.25%, 2/1/2014		495,000	496,856
7.375%, 2/1/2016		2,120,000	2,109,400
7.375%, 1/15/2017		1,795,000	1,783,781
NV Energy, Inc.:
6.75%, 8/15/2017		415,000	418,415
8.625%, 3/15/2014		100,000	103,000
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		625,000	489,063
The Toledo Edison Co., 7.25%, 5/1/2020		1,040,000	1,220,316

			15,318,887

Total Corporate Bonds (Cost $239,212,038)			245,752,827
Mortgage-Backed Securities Pass-Throughs 3.0%
Government National Mortgage Association:
4.5%, 2/1/2039 (d)		8,000,000	8,105,625
5.0%, 2/1/2038 (d)		4,000,000	4,165,937

Total Mortgage-Backed Securities Pass-Throughs (Cost $12,221,875)			12,271,562
Asset-Backed 0.6%
Miscellaneous
Babson CLO Ltd., "A", Series 2005-3A, 144A, 0.524% ***, 11/10/2019		1,740,824	1,549,334
Duane Street CLO, "A", Series 2005-1A, 144A, 0.525% ***, 11/8/2017		970,375	858,782

Total Asset-Backed (Cost $2,337,836)			2,408,116
Commercial Mortgage-Backed Securities 1.4%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040		3,719,000	3,773,990
Greenwich Capital Commercial Funding Corp., "A2", Series 2007-GG9, 5.381%, 3/10/2039		1,000,000	1,022,626
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.453% ***, 7/15/2041		2,000,000	817,278

Total Commercial Mortgage-Backed Securities (Cost $6,115,486)			5,613,894
Collateralized Mortgage Obligations 3.0%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 4.479% ***, 2/25/2034		1,067,112	970,412
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 4.718% ***, 12/25/2035		3,197,949	2,877,665
Citicorp Mortgage Securities, Inc., "1A7", Series 2006-4, 6.0%, 8/25/2036		1,112,590	1,076,746
Merrill Lynch Mortgage Investors Trust:
"2A", Series 2003-A6, 3.619% ***, 10/25/2033		1,667,053	1,523,600
"2A1A", Series 2005-A9, 5.145% ***, 12/25/2035		1,190,783	1,162,093
MLCC Mortgage Investors, Inc., "1A", Series 2005-2, 4.25% ***, 10/25/2035		2,537,043	2,343,828
Provident Funding Mortgage Loan Trust, "2A1", Series 2005-1, 4.018% ***, 5/25/2035		562,369	548,548
Residential Funding Mortgage Securities I, "3A1", Series 2005-SA2, 5.127% ***, 6/25/2035		636,317	616,132
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 4.825% ***, 10/25/2035		1,173,136	1,137,676

Total Collateralized Mortgage Obligations (Cost $11,367,108)			12,256,700
Government & Agency Obligations 24.2%
Other Government Related (e) 7.6%
Citibank NA, FDIC Guaranteed, 0.305% ***, 5/7/2012		3,250,000	3,255,941
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.484% ***, 6/15/2012		1,342,000	1,349,369
Series 3, FDIC Guaranteed, 0.501% ***, 12/26/2012		1,158,000	1,168,092
Kreditanstalt fuer Wiederaufbau, 1.35%, 1/20/2014	JPY	2,099,000,000	23,788,705
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		1,570,000	1,579,078

			31,141,185
Sovereign Bonds 9.2%
Federative Republic of Brazil:
8.875%, 10/14/2019		950,000	1,204,125
12.5%, 1/5/2016	BRL	1,155,000	706,769
Government of Canada, 4.5%, 6/1/2015	CAD	2,700,000	2,768,431
Government of Ukraine, REG S, 7.65%, 6/11/2013		460,000	427,846
Kingdom of Spain, 3.15%, 1/31/2016	EUR	2,300,000	3,149,341
Republic of Argentina, 5.83%, 12/31/2033	ARS	446	100
Republic of Croatia, 144A, 6.75%, 11/5/2019 (b)		805,000	852,720
Republic of El Salvador, 144A, 7.65%, 6/15/2035 (b)		745,000	756,175
Republic of Ghana, 144A, 8.5%, 10/4/2017		125,000	131,563
Republic of Greece, 3.6%, 7/20/2016	EUR	2,750,000	3,216,387
Republic of Indonesia, 144A, 6.875%, 3/9/2017		2,035,000	2,233,412
Republic of Lithuania, 144A, 6.75%, 1/15/2015		760,000	792,706
Republic of Panama, 9.375%, 1/16/2023		2,075,000	2,718,250
Republic of Peru, 7.35%, 7/21/2025		1,590,000	1,776,825
Republic of Poland, 6.375%, 7/15/2019		1,740,000	1,882,556
Republic of South Africa, 6.875%, 5/27/2019 (b)		1,215,000	1,345,612
Republic of Turkey:
7.0%, 9/26/2016		875,000	964,687
7.25%, 3/15/2015		360,000	402,300
Republic of Uruguay:
7.625%, 3/21/2036 (b)		605,000	651,888
9.25%, 5/17/2017		735,000	905,888
Republic of Venezuela, 9.25%, 9/15/2027		770,000	579,425
Russian Federation, REG S, 7.5%, 3/31/2030		2,344,952	2,638,306
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		385,000	404,250
State of Qatar, 144A, 6.4%, 1/20/2040		1,210,000	1,200,925
United Kingdom Treasury Bond, 3.75%, 9/7/2019	GBP	4,000,000	6,258,132

			37,968,619
US Government Sponsored Agencies 1.2%
Federal Home Loan Bank:
1.75%, 8/22/2012 (f)		2,500,000	2,522,530
7.2% ***, 3/18/2024		850,000	796,875
Federal National Mortgage Association, 1.75%, 3/23/2011 (f)		1,640,000	1,662,888

			4,982,293
US Treasury Obligations 6.2%
US Treasury Bill, 0.19% ****, 3/18/2010 (g)		5,556,000	5,555,745
US Treasury Bond, 4.5%, 8/15/2039		2,659,000	2,655,676
US Treasury Notes:
2.625%, 12/31/2014		13,000,000	13,189,930
3.375%, 11/15/2019		4,476,000	4,389,971

			25,791,322

Total Government & Agency Obligations (Cost $98,509,862)			99,883,419
Loan Participations and Assignments 3.7%
Senior Loans 3.3%
Buffets, Inc.:
Second Lien Term Loan, 1.499% ***, plus 16.25% (PIK), 5/1/2013		214,848	181,950
Letter of Credit Term Loan B, 7.533% ***, 5/1/2013 (PIK)		41,185	34,879
Incremental Term Loan, 18.0% ***, 4/30/2012		72,644	74,006
Charter Communications Operating LLC:
Term Loan, 2.26% ***, 3/6/2014		1,329,060	1,238,930
Term Loan, 7.25% ***, 3/6/2014		927,411	947,118
Clarke American Corp., Term Loan B, 2.751 ***, 6/30/2014		131,410	115,312
Ford Motor Co., Term Loan, 3.26% ***, 12/16/2013		1,398,908	1,313,903
Freescale Semiconductor, Inc., Incremental Term Loan, 12.5%, 12/15/2014		636,792	659,481
Golden Nugget, Inc., Second Lien Term Loan, 3.51% ***, 12/31/2014		230,000	94,070
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.231% ***, 3/26/2014		1,361,665	1,026,784
Letter of Credit, 2.251% ***, 3/26/2014		80,779	60,913
Hexion Specialty Chemicals, Inc.:
Term Loan C1, 2.563% ***, 5/6/2013		1,888,164	1,799,185
Term Loan C2, 2.563% ***, 5/6/2013		325,756	310,405
IASIS Healthcare LLC, Term Loan, 5.499% ***, 6/13/2014 (PIK)		541,486	507,643
Kabel Deutschland GmbH, Term Loan, 8.0% ***, 11/18/2014 (PIK)	EUR	1,465,714	2,000,204
Nuveen Investments, Inc., Term Loan, 3.323% ***, 11/13/2014		241,337	213,319
Sabre, Inc., Term Loan B, 2.499% ***, 9/30/2014		179,784	161,491
Sbarro, Inc., Term Loan, 4.741% ***, 1/31/2014		198,000	176,901
Scorpion Holding Ltd., Second Lien Term Loan, 7.731% ***, 11/29/2010		690,000	648,600
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, 3.731% ***, 10/10/2014		96,812	79,532
Term Loan B3, 3.731% ***, 10/10/2014		1,788,825	1,462,364
Tribune Co., Term Loan B, 5.25% ***, 6/4/2014 **		365,375	230,489
VML US Finance LLC:
Term Delay Draw B, 4.76% ***, 5/25/2012		97,996	93,657
Term Loan B, 4.76% ***, 5/27/2013		169,657	162,144

			13,593,280
Sovereign Loans 0.4%
Export-Import Bank of Ukraine, 6.8%, 10/4/2012		690,000	600,300
Gazprom, 144A, 8.125%, 7/31/2014		820,000	890,725

			1,491,025

Total Loan Participations and Assignments (Cost $15,203,697)			15,084,305
Preferred Securities 0.9%
Financials 0.8%
Capital One Capital VI, 8.875%, 5/15/2040		1,670,000	1,737,563
JPMorgan Chase Capital XXIII, 1.273% ***, 5/15/2047		1,000,000	700,305
USB Capital XIII Trust, 6.625%, 12/15/2039		855,000	846,672
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)		120,000	118,800

			3,403,340
Materials 0.1%
Hercules, Inc., 6.5%, 6/30/2029		530,000	357,750

Total Preferred Securities (Cost $3,677,280)			3,761,090

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		8,766	49,528
SuperMedia, Inc.*		426	15,472
Vertis Holdings, Inc.*		3,350	0

			65,000
Industrials 0.0%
World Color Press, Inc.*		1,186	13,651
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	9,017
GEO Specialty Chemicals, Inc. 144A*		966	821

			9,838

Total Common Stocks (Cost $845,697)			88,489
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*		52,000	585
Industrials 0.0%
World Color Press, Inc., Expiration Date 7/20/2014*		1,344	5,198
Materials 0.0%
Ashland, Inc., Expiration Date 3/31/2029*		315	0

Total Warrants (Cost $70,220)			5,783
Open-End Investment Company 2.5%
DWS Floating Rate Plus Fund "Institutional" (h) (Cost $9,239,065)		1,114,287	10,140,012
Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 0.17% (i) (j) (Cost $19,983,903)		19,983,903	19,983,903
Cash Equivalents 4.8%
Central Cash Management Fund, 0.17% (i) (Cost $20,032,754)		20,032,754	20,032,754

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $438,816,821) †		108.5	447,282,854
Other Assets and Liabilities, Net		(8.5)	(34,910,922)

Net Assets		100.0	412,371,932

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)

ARCO Chemical Co.	9.8%	2/1/2020	1,740,000	USD	1,951,838	1,374,600
Buffalo Thunder Development Authority	9.375%	12/15/2014	115,000	USD	115,147	19,550
CanWest MediaWorks LP	9.25%	8/1/2015	190,000	USD	190,000	41,800
Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	100,800
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	270,000	USD	272,475	2,700
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	112,247	USD	106,814	61,736
Jefferson Smurfit Corp.	8.25%	10/1/2012	875,000	USD	678,763	730,625
New ASAT (Finance) Ltd.	9.25%	2/1/2011	340,000	USD	293,669	425
Pliant Corp.	11.85%	6/15/2009	5	USD	6	4
R.H. Donnelley Corp.	8.875%	10/15/2017	695,000	USD	695,106	69,500
Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	88,363	10
Reader's Digest Association, Inc.	9.0%	2/15/2017	180,000	USD	175,981	1,818
Simmons Co.	10.0%	12/15/2014	725,000	USD	608,431	59,813
Tribune Co.	5.25%	6/4/2014	365,375	USD	365,147	230,489
Tropicana Entertainment LLC	9.625%	12/15/2014	660,000	USD	520,538	4,125
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	55,000	USD	56,100	1,650
Young Broadcasting, Inc.	8.75%	1/15/2014	1,165,000	USD	1,079,224	8,155
					7,649,352	2,707,800

***
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $439,995,272. At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $7,287,582. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,427,084 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,139,502.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $19,226,098 which is 4.7% of net assets.
(c)	Security has deferred its 6/15/2008, 12/15/2008 and 6/15/2009 interest payments until 8/15/2012.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At January 31, 2010, this security has been pledged, in whole or in part, as collateral for open swaps contracts.
(g)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
FDIC: Federal Deposit Insurance Corp.
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At January 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2010	38	4,293,458	67,722
10 Year US Treasury Note	USD	3/22/2010	133	15,714,781	244,832
2 Year US Treasury Note	USD	3/31/2010	132	28,769,813	66,387
5 Year US Treasury Note	USD	3/31/2010	110	12,810,703	174,188
CAC 40 Index	EUR	2/19/2010	86	4,457,747	(292,370)
DJ Euro Stoxx 50 Index	EUR	3/19/2010	218	8,381,581	(340,245)
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	89	15,224,897	64,549
Federal Republic of Germany Euro-Schatz	EUR	3/8/2010	457	68,771,042	368,636
FTSE 100 Index	GBP	3/19/2010	51	4,197,241	(103,340)
FTSE MIB Index	EUR	3/19/2010	9	1,363,837	(73,836)
TOPIX Index	JPY	3/12/2010	19	1,882,845	(35,761)
Total net unrealized appreciation					140,762

At January 31, 2010, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	118	10,881,102	(101,910)
10 Year Japanese Government Bond	JPY	3/11/2010	44	68,004,653	27,063
3 Year Australian Treasury Bond	AUD	3/15/2010	246	22,453,365	(113,661)
AEX Index	EUR	2/19/2010	35	3,175,152	99,353
ASX SPI 200 Index	AUD	3/18/2010	13	1,307,026	95,441
DAX Index	EUR	3/19/2010	21	4,081,767	256,696
Hang Seng Index	HKD	2/25/2010	6	780,646	10,896
IBEX 35 Index	EUR	2/19/2010	2	302,964	29,134
NASDAQ E-Mini 100 Index	USD	3/19/2010	167	5,809,095	228,915
Russell E-Mini 2000 Index	USD	3/19/2010	25	1,502,500	24,656
S&P 500 E-Mini Index	USD	3/19/2010	20	1,070,400	56,648
S&P TSE 60 Index	CAD	3/18/2010	14	1,693,748	82,560
United Kingdom Long Gilt Bond	GBP	3/29/2010	38	7,025,541	(66,743)
Total net unrealized appreciation					629,048

At January 31, 2010, open credit default swap contracts purchased were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

9/21/2009 3/20/2015	2,250,0001	0.47%	Eli Lilly & Co., 6.57%, 1/1/2016, AA	(63,043)	(59,344)	(3,699)
9/21/2009 12/20/2014	2,250,0002	0.31%	Hewlett-Packard Co., 5.4%, 3/1/2017, A	(65,314)	(75,116)	9,802
9/21/2009 12/20/2014	2,250,0001	0.66%	Home Depot, Inc., 5.875%, 12/16/2036, BBB+	(23,136)	(36,563)	13,427
9/21/2009 3/20/2015	2,250,0001	0.44%	McKesson Corp., 7.65%, 3/1/2027, BBB+	(59,750)	(62,784)	3,034
6/22/2009 12/20/2014	2,500,0003	1.6%	Motorola, Inc., 6.5%, 9/1/2025, BB+	74,588	70,808	3,780
9/21/2009 12/20/2014	1,710,0004	0.65%	Travelers Companies, Inc., 8.125%, 4/15/2010, A-	(33,355)	(28,583)	(4,772)
6/22/2009 9/20/2014	2,500,0004	0.98%	WestVaco Corp., 7.95%, 2/15/2031, BBB	(10,783)	(2,338)	(8,445)
9/21/2009 12/20/2014	2,560,0005	1.9%	Weyerhaeuser Co., 7.375%, 10/1/2019, BBB-	72,885	106,399	(33,514)
Total net unrealized depreciation						(20,387)

At January 31, 2010, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (l)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (k)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

9/21/2009 12/20/2014	1,710,0004	1.55%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AAA	(28,715)	(43,280)	14,565
9/21/2009 12/20/2014	3,430,0004	2.05%	Prudential Financial, Inc., 4.5%, 7/15/2013, BBB	(111,292)	(162,387)	51,095
Total unrealized appreciation	65,660

(k)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(l)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At January 31, 2010, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

10/1/2010 10/1/2020	3,250,0001	Fixed — 3.9%	Floating — LIBOR	51,760
10/27/2010 10/27/2020	6,500,0001	Fixed — 4.12%	Floating — LIBOR	1,875
11/24/2010 11/24/2020	9,700,0006	Fixed — 3.96%	Floating — LIBOR	161,992
4/20/2009 4/20/2024	2,500,0001	Floating — LIBOR	Fixed — 7.5%	(123,951)
5/15/2009 5/15/2024	2,500,0001	Floating — LIBOR	Fixed — 7.5%	(92,789)
11/15/2009 11/15/2024	3,000,0006	Floating — LIBOR	Fixed — 8.7%	55,825
Total net unrealized appreciation	54,712

LIBOR: London InterBank Offered Rate

At January 31, 2010, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

12/14/2009 6/1/2012	15,300,0003	0.425%	Global Interest Rate Strategy Index	124,914	0	124,914

Counterparties:
1	Morgan Stanley
2	The Goldman Sachs & Co.
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	UBS AG
6	Barclays Bank PLC

As of January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	11,000,000	USD	16,106,475	2/16/2010	849,980	Morgan Stanley
GBP	552,000	USD	899,258	2/25/2010	15,826	Bank of New York Mellon Corp.
SEK	7,840,000	USD	1,111,726	2/25/2010	50,148	Bank of New York Mellon Corp.
EUR	12,034,000	USD	17,303,448	2/25/2010	619,321	The Goldman Sachs & Co.
CAD	4,525,000	USD	4,410,181	2/25/2010	161,924	HSBC Bank USA
EUR	6,356,200	USD	8,955,123	2/25/2010	142,787	JPMorgan Chase Securities, Inc.
EUR	1,439,100	USD	2,027,519	2/25/2010	32,328	JPMorgan Chase Securities, Inc.
EUR	186,000	USD	263,172	2/25/2010	5,298	Citigroup, Inc.
CAD	10,250,000	USD	10,018,375	3/15/2010	395,481	Morgan Stanley
GBP	4,150,000	USD	6,773,402	3/19/2010	132,697	Morgan Stanley
Total unrealized appreciation					2,405,790

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	15,882,412	AUD	17,271,000	2/25/2010	(595,621)	Credit Suisse
USD	2,997,780	NZD	4,080,000	2/25/2010	(128,426)	Credit Suisse
USD	4,257,122	CHF	4,371,000	2/25/2010	(116,390)	UBS AG
USD	4,137,264	NOK	23,522,000	2/25/2010	(169,023)	UBS AG
JPY	1,011,558,000	USD	11,109,064	2/25/2010	(84,068)	Morgan Stanley
JPY	2,300,000,000	USD	25,267,589	3/19/2010	(184,602)	Morgan Stanley
Total unrealized depreciation					(1,278,130)

Currency Abbreviations
ARS	Argentine Peso	HKD	Hong Kong Dollar
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(m)
Corporate Bonds	$—	$239,864,674	$5,888,153	$245,752,827
Mortgage-Backed Securities Pass-Throughs	—	12,271,562	—	12,271,562
Asset-Backed	—	—	2,408,116	2,408,116
Commercial Mortgage-Backed Securities	—	5,613,894	—	5,613,894
Collateralized Mortgage Obligations	—	12,256,700	—	12,256,700
Government & Agency Obligations	—	93,530,799	796,875	94,327,674
Loan Participations and Assignments	—	14,144,870	939,435	15,084,305
Preferred Securities	—	3,761,090	—	3,761,090
Common Stocks(m)	29,123	49,528	9,838	88,489
Warrants(m)	—	5,198	585	5,783
Open-End Investment Company	10,140,012	—	—	10,140,012
Short-Term Investments(m)	40,016,657	5,555,745	—	45,572,402
Derivatives(n)	769,810	2,897,859	—	3,667,669
Total	$50,955,602	$389,951,919	$10,043,002	$450,950,523

Liabilities
Derivatives(n)	$—	$(1,545,300)	$—	$(1,545,300)
Total	$—	$(1,545,300)	$—	$(1,545,300)

(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Level 3 Reconciliation	Corporate Bonds	Asset-Backed	Government & Agency Obligations	Loan Participations and Assignments	Common Stocks	Convertible Preferred Stocks	Warrants	Total
Balance as of October 31, 2009	$ 5,599,096	$ 2,349,728	$ 797,848	$ 1,010,846	$ 9,838	$ 0	$ 8,324	$9,775,680
Realized gain (loss)	—	1,865	—	(8,227)	—	(5,574)	—	(11,936)
Change in unrealized appreciation (depreciation)	268,283	67,825	29,602	24,785	—	5,574	(7,739)	388,330
Amortization premium/discount	20,774	—	1,425	5,075	—	—	—	27,274
Net purchases (sales)	—	(11,302)	(32,000)	1,026	—	—	—	(42,276)
Net transfers in (out) of Level 3	—	—	—	(94,070)	—	—	—	(94,070)
Balance as of January 31, 2010	$ 5,888,153	$ 2,408,116	$ 796,875	$ 939,435	$ 9,838	$ —	$ 585	$ 10,043,002
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$ 268,283	$ 67,825	$ 3,187	$ 15,807	$ —	$ —	$ (7,739)	$ 347,363

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 45,273	$ —
Equity Contracts	$ 38,747	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 1,127,660
Interest Rate Contracts	$ 731,063	$ 179,626	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010